Schedule of Unrealized Gains and Losses of Equity Securities Without Readily Determinable Fair Values Recognized (Detail) ¥ in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)
Equity Securities, FV-NI and without Readily Determinable Fair Value [Abstract]
Net realized gains and losses on equity securities sold	$ 0	¥ 0	$ 18	¥ 124
Net unrealized gains and losses on equity securities held	143	981	609	4,183
Total net gains recognized in other income	$ 143	¥ 981	$ 627	¥ 4,307